Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,140,000.00
Total Fee Amount	13,553.13
Total Offset Amount	0.00
Net Fee	$ 13,553.13
Offering Table N/A
Offset Table N/A	N/A